Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Provisions
Current liabilities	€ 1,066	€ 833	€ 674
Non-current liabilities	1,430	1,615	1,572
Total Provisions	2,496	2,448	2,246
Asset retirement obligations
Provisions
Current liabilities	56	59
Non-current liabilities	903	874
Total Provisions	959	933	1,030
Legal and regulatory
Provisions
Current liabilities	222	232
Non-current liabilities	53	37
Total Provisions	275	269	430
Restructuring provision
Provisions
Current liabilities	478	361
Non-current liabilities	353	581
Total Provisions	831	942	508
Other
Provisions
Current liabilities	310	181
Non-current liabilities	121	123
Total Provisions	€ 431	€ 304	€ 278